SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Other Non-Cash Working Capital (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in Other Non-Cash Working Capital
Non-cash financing activities	CAD 16	CAD (3,791)	CAD (12,320)
Non-cash investing activities	CAD 1,523	CAD (49,472)	CAD (47,586)